OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Receivable And Prepaid Expenses [Line Items]
Prepaid expenses			$ 159	$ 423
Government authorities			33	52
Deferred charges	[1]		94	0
Prepaid Expense and Other Assets, Current		$ 419	$ 286	$ 475

[1]	Refer to inventory delivered to customers but for which revenue criteria have not been met yet.